Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Segments Financial Information

	Eastern Midstream	Midcontinent Midstream(1)	Coal and natural resource management(2)	Corporate and other	Consolidated
For the year ended December 31, 2011
Revenues	$26,170	$944,852	$188,953	$—	$1,159,975
Cost of midstream gas purchased	—	817,937	—	—	817,937
Operating costs and expenses	2,737	60,505	35,849	—	99,091
Depreciation, depletion & amortization	4,243	47,956	37,177	—	89,376

Operating income	$19,190	$18,454	$115,927	$—	$153,571

Interest expense					(44,287)
Derivatives					(13,442)
Other					501

Net income					$96,343

Additions to property and equipment	$120,310	$121,789	$134,503	$—	$376,602

For the year ended December 31, 2010
Revenues	$625	$711,023	$152,488	$—	$864,136
Cost of midstream gas purchased	—	577,813	—	—	577,813
Operating costs and expenses	212	55,829	28,483	4,314	88,838
Depreciation, depletion & amortization	384	44,643	30,873	—	75,900

Operating income (loss)	$29	$32,738	$93,132	$(4,314)	$121,585

Interest expense					(35,591)
Derivatives					(22,493)
Other					686

Net income					$64,187

Additions to property and equipment	$39,090	$59,275	$25,751		$124,116

For the year ended December 31, 2009
Revenues	$—	$512,104	$144,600	$—	$656,704
Cost of midstream gas purchased	—	406,583	—	—	406,583
Operating costs and expenses	—	45,842	24,231	2,377	72,450
Impairments	—	—	1,511	—	1,511
Depreciation, depletion & amortization	—	38,905	31,330	—	70,235

Operating income (loss)	$—	$20,774	$87,528	$(2,377)	$105,925

Interest expense					(24,653)
Derivatives					(19,714)
Other					1,353

Net income					$62,911

Additions to property and equipment	$—	$78,425	$2,252	$—	$80,677

	Total assets at December 31,
	2011	2010	2009
Eastern Midstream	$174,444	$49,629	$—
Midcontinent Midstream (3)	736,351	662,313	633,802
Coal and natural resource management (4)	683,197	585,559	574,258
Corporate and other	—	6,704	11,003

Totals	$1,593,992	$1,304,205	$1,219,063

(1)	Our Midcontinent Midstream segment’s revenues for the years ended December 31, 2011, 2010 and 2009 include $2.5 million, $6.0 million and $5.3 million of equity earnings related to our 25% member interest in Thunder Creek. See Note 8, “Equity Investments” for a further description of this segment’s equity investment.
(2)	Our Coal and Natural Resource Management segment’s revenues for the years ended December 31, 2011, 2010 and 2009 include $2.3 million, $2.0 million and $1.7 million of equity earnings related to our 50% interest in Coal Handling Solutions LLC. See Note 8, “Equity Investments” for a further description.
(3)	Total assets at December 31, 2011, 2010 and 2009 for the Midcontinent Midstream segment included equity investment of $53.1 million, $58.8 million and $59.8 million related to our 25% member interest in Thunder Creek. See Note 8, “Equity Investments” for a further description.
(4)	Total assets at December 31, 2011, 2010 and 2009 for the Coal and Natural Resource Management segment included equity investment of $16.3 million, $19.0 million and $21.0 million related to our 50% interest in Coal Handling Solutions LLC. See Note 8, “Equity Investments” for a further description.